Capital Leases (Details 1) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Capital Leased Assets [Line Items]
Amount receivable in respect of capital leases	$ (2,880,000)	$ 0
Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
2017	1,499,600
2018	6,241,500
2019	6,241,500
2020	6,258,600
2021	12,457,300
2022	4,854,500
2023	16,808,800
Total minimum lease payments	54,361,800
Less amounts representing interest and deferred finance fees	(11,243,924)
Net minimum lease payments	43,117,876
Amount receivable in respect of capital leases	(2,880,000)	0
Adjusted net minimum lease payments	$ 40,237,876	$ 9,130,650